John Hancock
Short Duration Municipal Opportunities Fund
Quarterly portfolio holdings 2/28/2025

Fund’s investments
As of 2-28-25 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Municipal bonds 99.4%				$50,820,597
(Cost $50,242,982)
Alabama 4.1%				2,109,273
Black Belt Energy Gas District Series A	5.250	05-01-55	500,000	541,194
City of Birmingham Birmingham Water Works Board (A)	3.750	09-01-26	500,000	499,352
Lower Alabama Gas District Gas Project No. 2, Series A	4.000	12-01-50	250,000	250,851
Southeast Alabama Gas Supply District Project No. 2, Series B	5.000	06-01-49	500,000	537,007
Southeast Energy Authority, a Cooperative District Commodity Supply Project No. 5, Series A	5.250	01-01-54	265,000	280,869
Arizona 1.5%				783,731
Chandler Industrial Development Authority Intel Corp. Project, Series 2, AMT	4.000	06-01-49	300,000	305,333
Chandler Industrial Development Authority Intel Corp. Project, Series 2, AMT	5.000	09-01-52	450,000	463,053
University of Arizona Board of Regents	5.000	06-01-37	15,000	15,345
Arkansas 0.7%				345,525
Little Rock School District Construction Bonds, GO	3.000	02-01-28	350,000	345,525
California 12.2%				6,221,874
California Community Choice Financing Authority Clean Energy Project, Series A-1	5.000	05-01-54	640,000	689,416
California Community Choice Financing Authority Clean Energy Project, Series H	5.000	01-01-56	515,000	567,428
California Housing Finance Agency Power Station Block 7B, Series L (A)	5.200	12-01-27	500,000	502,984
California Infrastructure & Economic Development Bank Brightline West Passenger Project, Series A, AMT (A)	9.500	01-01-65	700,000	710,056
California Infrastructure & Economic Development Bank California Academy of Sciences, Series A	3.250	08-01-29	300,000	300,304
California Municipal Finance Authority Northbay Healthcare, Series A	5.000	11-01-25	250,000	251,572
California Municipal Finance Authority United Airlines, Inc. Project, AMT	4.000	07-15-29	100,000	99,867
California Municipal Finance Authority Westside Neighborhood School Project (A)	5.000	06-15-34	250,000	265,682
California Pollution Control Financing Authority Waste Management, Inc., Series B-1, AMT	3.000	11-01-25	350,000	348,378
California Statewide Communities Development Authority Kaiser Permanente, Series 2003-D	5.000	05-01-33	480,000	525,035
Independent Cities Finance Authority Union City Tropics	4.000	05-15-32	300,000	307,795
Pacheco Union Elementary School District Certificates of Participation (B)(C)	3.052	02-01-27	140,000	132,016
Patterson Joint Unified School District 2008 Election, Series A, GO (B)(C)	2.991	08-01-26	535,000	512,748
San Francisco City & County Airport Commission Series C, AMT	5.000	05-01-32	400,000	438,177
San Joaquin Valley Clean Energy Authority Clean Energy Project, Series A	5.500	01-01-56	500,000	570,416
Colorado 2.0%				1,006,335
City of Longmont Water Enterprise Revenue	3.000	11-01-33	100,000	96,092
2	JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Colorado (continued)
Colorado Housing and Finance Authority Series E-2, Class I	3.350	10-01-29	500,000	$502,075
South Maryland Creek Ranch Metropolitan District, GO (B)	5.000	12-01-29	195,000	209,176
Trails at Crowfoot Metropolitan District No. 3 Series A, GO (B)	5.000	12-01-34	175,000	198,992
Connecticut 0.9%				447,655
City of Bridgeport Series B, GO	5.000	08-15-27	220,000	230,924
Town of Hamden Whitney Center Project	5.000	01-01-50	230,000	216,731
Delaware 2.0%				1,024,086
Delaware County Authority Cabrini University	5.000	07-01-31	30,000	31,327
Delaware State Economic Development Authority NRG Energy Project, Series B	1.250	10-01-40	500,000	492,041
Delaware Transportation Authority Trasportation System Revenue	3.000	07-01-28	500,000	500,718
District of Columbia 1.0%				514,399
Metropolitan Washington Airports Authority Aviation Revenue Series A, AMT	5.000	10-01-26	500,000	514,399
Florida 10.1%				5,147,137
Cabot Citrus Farms Community Development District	5.250	03-01-29	300,000	302,760
Capital Trust Authority KIPP Miami - North Campus Project, Series A (A)	5.000	06-15-34	300,000	314,656
County of Broward Port Facilities Revenue Series B, AMT	5.000	09-01-28	500,000	527,198
County of Miami-Dade Aviation Revenue Series A, AMT	5.000	10-01-30	255,000	274,722
Florida Development Finance Corp. Brightline Passenger Rail Expansion Project, Series A, AMT (A)	8.250	07-01-57	500,000	518,207
Florida Development Finance Corp. Imagine School at Broward Project, Series A (A)	5.000	12-15-34	200,000	207,354
Florida Development Finance Corp. Nova Southeastern University Project, Series A	5.000	04-01-27	25,000	25,995
Florida Development Finance Corp. Solid Waste Southeast LLC Project, Series A, AMT (A)	4.375	10-01-54	500,000	505,635
Jacksonville Housing Authority Westwood Apartments	5.000	02-01-34	300,000	326,035
North Miami Community Redevelopment Agency Series A	5.000	03-01-31	500,000	543,599
Palm Beach County Health Facilities Authority Acts Retirement-Life Communities	5.000	11-15-32	50,000	51,116
Palm Beach County Health Facilities Authority Jupiter Medical Center Project, Series A	5.000	11-01-28	15,000	15,735
Palm Beach County Health Facilities Authority Jupiter Medical Center Project, Series A	5.000	11-01-29	100,000	106,019
Palm Beach County Health Facilities Authority Jupiter Medical Center Project, Series A	5.000	11-01-30	200,000	214,037
Palm Beach County Health Facilities Authority Toby and Leon Cooperman Sinai Residences	4.000	06-01-26	300,000	299,778
Town of Davie Nova Southeastern University Project	5.000	04-01-31	330,000	347,720
Village Community Development District CDD No. 15 (A)	4.000	05-01-34	250,000	250,231
Winter Garden Village at Fowler Groves Community Development District	3.750	05-01-31	320,000	316,340
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND	3

	Rate (%)	Maturity date	Par value^	Value
Georgia 6.2%				$3,184,360
Augusta Development Authority AU Health System, Inc. Project	5.000	07-01-26	250,000	255,950
City of Atlanta Airport Passenger Facility Charge Series D, AMT	5.000	07-01-26	500,000	512,492
Development Authority of Burke County Oglethorpe Power Corp. Vogtle Project, Series A	3.600	01-01-40	500,000	503,067
Georgia State Road & Tollway Authority Managed Lane System, Series A	4.000	07-15-38	5,000	5,190
Main Street Natural Gas, Inc. Series A	5.000	05-15-26	550,000	558,778
Main Street Natural Gas, Inc. Series A	5.000	06-01-55	500,000	538,908
Main Street Natural Gas, Inc. Series B	5.000	07-01-53	250,000	265,340
Main Street Natural Gas, Inc. Series E-1	5.000	12-01-53	500,000	533,884
Municipal Electric Authority of Georgia Series A	5.000	01-01-29	10,000	10,751
Illinois 8.1%				4,132,006
Chicago Midway International Airport Series A, AMT	5.000	01-01-30	550,000	555,050
Chicago O’Hare International Airport Series C, AMT	5.000	01-01-34	500,000	549,317
Chicago O’Hare International Airport Series E, AMT	5.000	01-01-27	500,000	515,964
City of Chicago Wastewater Transmission Revenue Series B (B)	5.000	01-01-30	250,000	258,856
City of Springfield Electric Revenue Electric Revenue (B)	5.000	03-01-28	250,000	264,747
Illinois Finance Authority Clark-Lindsey Village, Series A	4.600	06-01-27	220,000	219,049
Metropolitan Pier & Exposition Authority McCormick Place Expansion Project, Series A	5.000	12-15-28	500,000	523,634
State of Illinois Series B, GO	5.250	10-01-29	500,000	545,396
State of Illinois, GO	4.125	11-01-31	525,000	528,532
Village of Bedford Park Hotel Series A (B)	5.000	12-01-35	155,000	171,461
Indiana 0.6%				301,152
City of Whiting BP Products North America, Inc., Series A, AMT	4.400	03-01-46	175,000	180,652
Indiana Finance Authority Indiana University Health, Series B-2	5.000	10-01-60	110,000	120,500
Iowa 1.0%				500,884
Iowa Finance Authority Gevo NW Iowa RNG Project, AMT	3.875	01-01-42	500,000	500,884
Kansas 1.1%				580,497
City of Prairie Village Meadowbrook TIF Project	3.125	04-01-36	350,000	331,558
City of Topeka Combined Utility Revenue Series A	3.000	08-01-27	250,000	248,939
Kentucky 2.6%				1,312,091
County of Trimble Louisville Gas and Electric Company Project, Series A	3.750	06-01-33	500,000	504,479
Kentucky Public Energy Authority Series A	5.000	05-01-55	250,000	264,849
4	JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Kentucky (continued)
Kentucky Public Energy Authority Series A (D)	5.250	06-01-55	300,000	$319,719
Northern Kentucky Water District Series B	3.125	02-01-29	225,000	223,044
Maryland 0.1%				51,708
Maryland Health & Higher Educational Facilities Authority University of Maryland Medical System, Series B-2	5.000	07-01-45	50,000	51,708
Massachusetts 2.0%				1,011,439
City of Fall River, GO	2.000	12-01-32	400,000	351,883
Massachusetts Development Finance Agency Boston University Issue, Series B-1 (D)	5.000	10-01-32	200,000	229,920
Massachusetts Development Finance Agency Gingercare Living Issue, Series B-2 (A)	5.000	12-01-29	150,000	150,488
Massachusetts Development Finance Agency Tufts Medicine, Series E	8.500	10-01-26	250,000	252,656
Massachusetts Development Finance Agency Worcester Polytechnic Institute	5.000	09-01-30	15,000	15,757
Massachusetts Development Finance Agency Worcester Polytechnic Institute	5.000	09-01-37	10,000	10,735
Michigan 2.2%				1,118,885
Canyon Falls Municipal Utility District No. 1, GO (B)	4.000	02-15-31	100,000	102,917
Canyon Falls Municipal Utility District No. 1, GO (B)	4.000	02-15-31	145,000	149,230
Grand Valley State University Series A	5.000	12-01-32	500,000	509,527
Michigan Finance Authority McLaren Healthcare, Series D-2	1.200	10-15-38	345,000	320,995
Michigan Strategic Fund I-75 Improvement Project, AMT	5.000	12-31-32	35,000	36,216
Minnesota 0.3%				144,554
Edina Independent School District No. 273 Series A, GO	3.000	02-01-35	150,000	144,554
Missouri 1.4%				714,338
Industrial Development Authority of the City of St. Louis Union Station Phase 2 Redevelopment Project, Series A	4.875	06-15-34	385,000	390,490
Lee’s Summit Industrial Development Authority John Knox Village Project, Series A	5.000	08-15-27	200,000	201,777
Lee’s Summit Industrial Development Authority John Knox Village Project, Series A	5.000	08-15-32	120,000	122,071
Montana 0.5%				254,187
City of Forsyth NorthWestern Corp. Colstrip Project	3.875	07-01-28	250,000	254,187
Nevada 0.0%				10,528
County of Washoe Fuel Tax	5.000	02-01-42	10,000	10,528
New Hampshire 1.3%				643,574
New Hampshire Business Finance Authority Pennichuck Water Works, Inc., Series A, AMT	5.500	04-01-34	75,000	81,803
New Hampshire Business Finance Authority Pennichuck Water Works, Inc., Series A, AMT	5.500	04-01-38	100,000	107,675
New Hampshire Health & Education Facilities Authority Catholic Medical Center	3.375	07-01-33	25,000	25,267
New Hampshire Health & Education Facilities Authority Catholic Medical Center	3.500	07-01-34	175,000	177,357
New Hampshire Health & Education Facilities Authority Darmouth College, Series B	3.300	06-01-40	250,000	251,472
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND	5

	Rate (%)	Maturity date	Par value^	Value
New Jersey 2.0%				$1,037,108
New Jersey Transportation Trust Fund Authority Series AA	5.000	06-15-30	500,000	552,439
State of New Jersey, GO	2.000	06-01-27	500,000	484,669
New York 3.1%				1,598,041
Albany County Airport Authority Series B, AMT	5.000	12-15-26	500,000	515,396
Dutchess County Local Development Corp. Marist College Project, Series A	5.000	07-01-45	45,000	45,089
Farmingdale Union Free School District, GO	2.000	09-15-34	225,000	187,408
Metropolitan Transportation Authority Series A-2	5.000	11-15-45	315,000	336,565
New York City Transitional Finance Authority Future Tax Secured Revenue Series D-1	5.000	11-01-26	5,000	5,200
New York State Urban Development Corp. Personal Income Tax, Series C-3	5.000	03-15-39	50,000	51,874
New York Transportation Development Corp. John F. Kennedy International Airport Project, Terminal 4, AMT	5.000	12-01-26	30,000	30,823
New York Transportation Development Corp. Terminal 4 JFK International Airport Project, Series A, AMT	5.000	12-01-32	400,000	425,686
North Carolina 0.6%				312,755
City of Wilmington Series D	5.000	09-01-40	55,000	61,733
North Carolina Medical Care Commission The United Methodist Retirement Homes Project, Series 2024B-1	4.250	10-01-28	250,000	251,022
North Dakota 0.2%				125,073
Cass County Joint Water Resource District Series A, GO	3.450	04-01-27	125,000	125,073
Ohio 2.2%				1,118,112
County of Ohio The Highlands Project	5.000	06-01-32	365,000	385,351
Jefferson County Port Authority JSW Steel Project, AMT (A)	5.000	12-01-53	300,000	305,230
North Lawrence Community Schools Building Corp. First Mortgage	5.000	01-15-32	250,000	279,532
Ohio Air Quality Development Authority FirstEnergy, Series D	3.375	08-01-29	150,000	147,999
Oklahoma 1.5%				762,632
Blaine County Educational Facilities Authority Watonga Public Schools Project	5.000	12-01-30	235,000	252,305
Cache Educational Facilities Authority Cache Public Schools Project, Series A	5.000	09-01-33	200,000	220,219
Oklahoma County Independent School District No. 89 Oklahoma City Series A, GO	3.000	07-01-25	290,000	290,108
Oregon 1.5%				766,958
City of Newport Series B, GO (B)(C)	3.125	06-01-27	400,000	372,828
Oregon City School District No. 62 Series A, GO (C)(D)	3.090	06-15-29	450,000	394,130
Pennsylvania 4.3%				2,183,479
Berks County Municipal Authority Tower Health Project, Series B	5.000	02-01-40	500,000	421,492
Boyertown Area School District, GO (B)	4.000	11-01-27	425,000	428,143
Chester County Industrial Development Authority Avon Grove Charter School	5.000	03-01-27	220,000	224,109
6	JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Pennsylvania (continued)
City of Philadelphia Airport Revenue Private Activity, AMT	5.000	07-01-31	500,000	$542,994
Lancaster County Hospital Authority Brethren Village Project	4.250	07-01-28	35,000	34,708
Pennsylvania Economic Development Financing Authority Energy Supply LLC Project, Series B	5.250	12-01-38	300,000	303,490
Philadelphia Authority for Industrial Development Philadelphia E&T Charter High School, Series A	4.000	06-01-31	180,000	178,462
Philadelphia Authority for Industrial Development Temple University, 1st Series 2015	5.000	04-01-35	50,000	50,081
Puerto Rico 0.3%				182,338
Puerto Rico Commonwealth CW Guarantee Bond Claims, GO (C)	2.480	11-01-43	290,000	182,338
South Carolina 3.0%				1,546,775
Fort Mill School District No. 4 Series E, GO	3.000	03-01-31	290,000	287,176
Laurens County Public Facilities Authority Laurens County Public Facilities Project	4.000	09-01-44	65,000	62,720
Richland County School District No. 1 Series C, GO	3.000	03-01-26	500,000	500,010
South Carolina Jobs-Economic Development Authority Wofford College	5.000	04-01-27	25,000	25,504
South Carolina Public Service Authority Series A	5.000	12-01-30	295,000	301,154
South Carolina Transportation Infrastructure Bank Series A	3.000	10-01-33	350,000	339,446
State of South Carolina Series A, GO	5.000	04-01-26	30,000	30,765
Tennessee 1.0%				497,344
County of Knox Series C, GO	5.000	06-01-26	20,000	20,588
Industrial Development Board of the City of Kingsport Domtar Project, AMT (A)	5.250	12-01-54	150,000	151,784
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Vanderbilt University Medical Center, Series A	5.000	07-01-29	300,000	324,972
Texas 12.7%				6,490,002
Brazoria County Industrial Development Corp. Aleon Renewable Metals LLC Project, AMT (A)	12.000	06-01-43	100,000	85,000
City of Austin Public Improvement, GO	5.000	09-01-33	150,000	156,803
City of Houston Airport System Revenue United Airlines, Inc. Terminal Project, Series B, AMT	5.250	07-15-33	500,000	535,606
City of Pflugerville Meadowlark Preserve Public Improvement District Project (A)	4.250	09-01-33	350,000	350,406
Dallas Fort Worth International Airport Series C, AMT	5.000	11-01-30	500,000	540,432
Decatur Hospital Authority Wise Health System, Series B	5.000	09-01-25	30,000	30,272
Decatur Hospital Authority Wise Health System, Series B	5.000	09-01-30	225,000	245,802
Decatur Hospital Authority Wise Health System, Series B	5.000	09-01-33	75,000	82,885
Elevon Municipal Utility District No. 1-A, GO (B)	4.000	09-01-33	310,000	316,394
Gulf Coast Industrial Development Authority CITGO Petroleum Corp. Project, AMT	8.000	04-01-28	500,000	500,657
Harris County Municipal Utility District No. 171 Series A, GO (B)	3.000	12-01-32	250,000	242,345
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND	7

	Rate (%)	Maturity date	Par value^	Value
Texas (continued)
Harrisburg Redevelopment Authority (B)	5.000	09-01-30	450,000	$487,752
Matagorda County Navigation District No. 1 AEP Texas Central Company Project, Series A (B)	4.400	05-01-30	500,000	527,656
Montgomery County Higher Education and Health Authority Thomas Jefferson University Project	5.000	09-01-26	230,000	235,532
Montgomery County Municipal Utility District No. 111, GO (B)	5.000	09-01-29	120,000	128,622
Montgomery County Municipal Utility District No. 111, GO (B)	5.000	09-01-30	130,000	141,027
New Hope Cultural Education Facilities Finance Corp. Windhaven Project, Series B2	4.500	10-01-26	370,000	370,109
Newark Higher Education Finance Corp. Village Tech Schools, Series A	4.375	08-15-29	260,000	258,623
Port of Beaumont Navigation District Jefferson Gulf Coast Energy Project, Series B (A)	10.000	07-01-26	300,000	308,472
Port of Houston Authority Series A, AMT, GO	5.000	10-01-32	345,000	360,737
Texas Municipal Gas Acquisition & Supply Corp. Series D	6.250	12-15-26	55,000	56,932
Texas Public Finance Authority Texas Southern University	5.000	05-01-26	520,000	527,938
Virgin Islands 0.0%				26,053
Matching Fund Special Purpose Securitization Corp. Series A	5.000	10-01-28	25,000	26,053
Virginia 1.0%				508,016
City of Norfolk Water Revenue Series 2025 (D)	5.000	11-01-34	265,000	302,392
Virginia Beach Development Authority Westminster-Canterbury on Chesapeake Bay, Series B-1	6.250	09-01-30	200,000	205,624
Washington 1.6%				845,728
Klickitat County Public Utility District No. 1 Electric Revenue Refunding (B)(D)	5.000	12-01-32	300,000	333,625
Port of Seattle Series B, AMT	5.000	08-01-26	500,000	512,103
West Virginia 0.8%				388,480
West Virginia Economic Development Authority Appalachian Power - Amos Project, Series A, AMT	1.000	01-01-41	395,000	388,480
Wisconsin 1.7%				871,485
Northeast Wisconsin Technical College District Series C, GO	1.500	04-01-25	325,000	324,591
Public Finance Authority Midtown Project (A)(C)	5.958	12-15-34	350,000	196,933
Wisconsin Health & Educational Facilities Authority Three Pillars Senior Living Communities, Series B-2	4.200	08-15-28	350,000	349,961

	Yield (%)	Shares	Value
Short-term investments 4.8%			$2,474,576
(Cost $2,474,457)
Short-term funds 4.8%
John Hancock Collateral Trust (E)	4.3522(F)	247,366	2,474,576
Total investments (Cost $52,717,439) 104.2%			$53,295,173
Other assets and liabilities, net (4.2%)			(2,135,982)
Total net assets 100.0%			$51,159,191

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
8	JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $5,322,470 or 10.4% of the fund’s net assets as of 2-28-25.
(B)	Bond is insured by one or more of the companies listed in the insurance coverage table below.
(C)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(D)	Security purchased or sold on a when-issued or delayed-delivery basis.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(F)	The rate shown is the annualized seven-day yield as of 2-28-25.

Insurance Coverage	As a % of total investments
Assured Guaranty Corp.	2.9
Build America Mutual Assurance Company	2.8
Assured Guaranty Municipal Corp.	2.6
Ambac Financial Group, Inc.	1.0
TOTAL	9.3
The fund had the following sector composition as a percentage of net assets on 2-28-25:
General obligation bonds	16.2%
Revenue bonds	83.2%
Other revenue	20.9%
Development	12.8%
Airport	12.7%
Health care	11.9%
Education	6.8%
Utilities	5.3%
Water and sewer	3.7%
Transportation	3.6%
Housing	3.3%
Pollution	2.2%
Short-term investments and other	0.6%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND	9

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of February 28, 2025, by major security category or type:
	Total value at 2-28-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Municipal bonds	$50,820,597	—	$50,820,597	—
Short-term investments	2,474,576	$2,474,576	—	—
Total investments in securities	$53,295,173	$2,474,576	$50,820,597	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	247,366	$257,141	$16,977,018	$(14,759,645)	$(55)	$117	$32,457	—	$2,474,576
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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